Property and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

Note 5 – Property and Equipment

Property and equipment consist of the following at December 31, 2016 and December 31, 2015:

	December 31, 2016	December 31, 2015
Equipment	$-	$109,493
Computer	-	3,086
Leasehold improvements	-	242,091
Transaction verification servers	-	451,281
Total cost	-	805,951
Accumulated depreciation and amortization	-	(316,531)

Property and equipment, net	$-	$489,420

Depreciation expense was approximately $177,000 and $298,000 for the years ended 2016 and 2015, respectively.

During the year ended 2016, the Company purchased fixed assets of approximately $15,000, sold fixed assets amounting to approximately $89,000, resulting in net loss on sale of fixed assets of $1,531.

Due to the financial nature of the Company, the Company impaired all fixed assets and recorded an approximately $236,000 impairment charge in June 2016.